Label	Element	Value
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	14.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (MLP) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of a minimum of 40 MLP investments. The Fund’s MLP investments may include the following: MLPs structured as limited partnerships (LPs) or limited liability companies (LLCs); MLPs that are taxed as “C” corporations;
businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; and securities issued by MLP affiliates.
The Fund invests in MLP investments that primarily derive their revenue from businesses engaged in the gathering, processing, transporting, terminalling, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products (including non-hydrocarbon based products) or other hydrocarbons (Midstream MLP investments). While the Fund primarily invests in Midstream MLP investments, it also may invest in MLP investments that primarily derive their revenue from businesses engaging in or supporting the acquisition, exploration and development, or extraction of crude oil, condensate, natural gas, natural gas liquids, or other hydrocarbons (Upstream MLP investments) and businesses engaging in the processing, treating, or refining of crude oil, natural gas liquids or other hydrocarbons (Downstream MLP investments). The Fund may invest in MLP investments of all market capitalization ranges. The Fund concentrates its investments in the instruments of the group of industries that comprise the energy sector.
The Adviser relies on its disciplined investment process in determining investment selection and weightings. To determine whether an investment should be selected for the Fund’s portfolio, the Adviser performs a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Adviser seeks to invest in MLP and energy infrastructure companies that it believes have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, and a respected management team, as well as MLP and energy infrastructure companies that are not overly exposed to changes in commodity prices. The Adviser will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or if it determines that an investment is no longer earning a return commensurate with its risk.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class Y and Class I shares of the predecessor fund. Class A, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class C and Class R6 shares, respectively, of the Fund, and Class Y and Class W shares of the predecessor fund were reorganized into Class Y shares of the Fund after the close of business on May 24, 2019. Class A, Class C, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	51.89%
Worst Quarter	March 31, 2020	-58.91%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	51.89%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(58.91%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | MLP Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	MLP Risk. The Fund invests in securities of MLPs, which are subject to the following risks:■ Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.■ Equity Securities Risk. Investment in MLPs involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and cash flow risks. MLP common units can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer.■ General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.■ MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. If an MLP in which the Fund invests amends its partnership tax return, the Fund will, when necessary, send you a corrected Form 1099, which could, in turn, require you to amend your federal, state or local tax returns. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund's adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Changes in the laws, regulations or related interpretations relating to the Fund's investments in MLPs could increase the Fund's expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund's ability to implement its investment strategy.
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Energy Infrastructure and Energy-Related Industries Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Energy Infrastructure and Energy-Related Industries Sector Risk. The Fund will concentrate its investments in the instruments of the group of industries that comprise the energy sector. Energy infrastructure MLPs are subject to risks specific to the energy and energy-related industries, including, but not limited to: fluctuations in commodity prices may impact the volume of energy commodities transported, processed, stored or distributed; reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributingmay affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time, could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP’s ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.Changes in worldwide energy prices, exploration, production spending, government regulation, world events, local and international politics, and economic conditions can affect the Fund's investments. Additionally, conflict and/or war in regions that produce energy commodities could disrupt the production, storage, and/or transportation of energy commodities, which could adversely impact global energy markets and therefore, the Fund's investments. In addition, MLPs in the energy infrastructure and energy-related industries companies are at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism and natural disasters. Commodity price volatility, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, and technological developments may also impact the Fund's investments. The Fund's investments may be highly volatile and subject to swift price fluctuations. Energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available may adversely impact the financial performance of companies operating in these industries. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund's performance.
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | MLP Common Units Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
MLP Common Units Risk. The common units of many MLPs are listed and traded on U.S. securities exchanges, including the New York Stock Exchange, Inc. (NYSE) and the Nasdaq National Market System (Nasdaq). MLP common units can be purchased through open market transactions and underwritten offerings, but may also be acquired through direct placements and privately negotiated transactions. Holders of MLP common units typically have very limited control and voting rights. Holders of such common units are typically entitled to receive the minimum quarterly distribution (MQD), including arrearage rights, from the issuer. Generally, an MLP must pay (or set aside for payment) the MQD to holders of common units before any distributions may be paid to subordinated unit holders. In addition, incentive distributions are typically not paid to the general partner or managing member unless the quarterly distributions on the common units exceed specified threshold levels above the MQD. In the event of liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. MLPs also issue different classes of common units that may have different voting, trading, and distribution rights.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | MLP Affiliates Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
MLP Affiliates Risk. The Fund may invest in the equity securities of affiliates of MLPs, including the general partners or managing members of MLPs and companies that own MLP general partner interests that are energy infrastructure companies. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. The Fund may also invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes, and therefore also may not offer the advantageous tax characteristics of MLP units.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | MLP Issuer Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
MLP Issuer Risk. The value of an MLP security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Deferred Taxes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Deferred Taxes Risk. The Fund is classified for federal tax purposes as a taxable regular corporation (also referred to as a “C corporation”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. As a C corporation, the Fund is subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and shareholders. Additionally, accounting, tax and valuation practices in this area are challenging, and there may not always be clear industry guidance on the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which in turn could have significant adverse consequences on the Fund and shareholders. Moreover, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLPs in which the Fund invests. Legislation also could negatively impact the amount, timing and/or tax characterization of distributions received by Fund shareholders.
As a C corporation the Fund accrues deferred income taxes for any future tax liability, reflected each day in the Fund’s NAV, associated with its investments in MLPs. Current and deferred tax liabilities, if any, will depend upon net investment gains and losses and realized and unrealized gains and losses on investments, and therefore may vary greatly from year to year and day to day depending on the nature and performance of the Fund’s investments and the general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances, subject to the Fund’s (or Adviser’s) modification of those estimates or assumptions as new information becomes available. The daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate its NAV may vary significantly from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets, prevailing tax rates, and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the
Fund’s NAV to the extent that its actual tax liability differs from the estimated deferred tax liability.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Distribution Policy Risk. The Fund’s dividend distribution policy is intended to provide investors with a dividend distribution rate similar to owning MLPs directly. Under the policy, the Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will decline. A decline in the Fund’s assets may also result in an increase in the Fund’s expense ratio and over time the dividends paid in excess of distributions received could erode the Fund’s net asset value. The Adviser seeks to generate positive investment returns (net of fund expenses) to offset the effect of dividends paid in excess of distributions from underlying investments. The Fund tactically employs cash to seek to take advantage of market opportunities, which, if successfully implemented, may offset or exceed the NAV impact of paying dividends as if the Fund had been fully invested and held no cash. There is no guarantee that investment returns and the tactical deployment of cash will produce such a result, however, and the tactical use of cash causes the Fund’s assets to be less fully invested than would otherwise be the case. There is also the risk that a decline in the financial markets, particularly the energy and related industry markets, could reduce investment return and that the assumptions underlying the estimates of cash flows from portfolio holdings could be inaccurate. As such, the Fund’s tendency to pay a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
No assurance can be given as to whether or to what extent the Fund’s distributions will be characterized as dividend income or as a return of capital, and the character of distributions may vary from year to year. In general, a distribution will constitute a return of capital, rather than a dividend, to the extent it exceeds the Fund’s current and accumulated earnings and profits. Return of capital reduces a shareholder’s adjusted cost basis in the Fund’s shares. This, in turn, affects the amount of any capital gain or loss realized by the shareholder upon selling the Fund’s shares and is not currently subject to tax unless the shareholder’s adjusted cost basis has been reduced to zero. Once a shareholder’s adjusted cost basis has been reduced to zero, return of capital will be treated as capital gains. A return of capital does not reflect positive investment performance.
The Fund may derive substantially all or a portion of its cash flow from investments in equity or debt securities of MLPs. The amount of cash that the Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to its partners and the tax character of those distributions. Neither the Fund nor the Adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The Fund's investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not be able to meet its stated investment objective.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Regulatory Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Regulatory Risk. Changes in the laws, regulations or related interpretations relating to the Fund’s tax treatment as a C corporation, or its investments in MLPs or other instruments, could increase the Fund’s expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund’s ability to implement its investment strategy. As discussed above, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in the MLP itself being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution or the value of the Fund’s investment. Due to the heavy state and federal regulations that an MLP’s assets may be subject to, an MLP’s profitability could be adversely impacted by changes in the regulatory environment.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Cash/Cash Equivalents Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cash/Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Investing in Stocks Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Issuer Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	oef_Component1OtherExpensesOverAssets	0.19%
Interest Expense	oef_Component2OtherExpensesOverAssets	0.02%
Deferred Income Tax Expense	oef_Component3OtherExpensesOverAssets	0.29%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	687
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,179
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,344
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	687
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,179
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,344
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	oef_Component1OtherExpensesOverAssets	0.19%
Interest Expense	oef_Component2OtherExpensesOverAssets	0.02%
Deferred Income Tax Expense	oef_Component3OtherExpensesOverAssets	0.29%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	922
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,008
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	922
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,008
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses	oef_Component1OtherExpensesOverAssets	0.19%
Interest Expense	oef_Component2OtherExpensesOverAssets	0.02%
Deferred Income Tax Expense	oef_Component3OtherExpensesOverAssets	0.29%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,454
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	380
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	659
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,454
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses	oef_Component1OtherExpensesOverAssets	0.10%
Interest Expense	oef_Component2OtherExpensesOverAssets	0.02%
Deferred Income Tax Expense	oef_Component3OtherExpensesOverAssets	0.29%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	611
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,351
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	352
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	611
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,351
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses	oef_Component1OtherExpensesOverAssets	0.09%
Interest Expense	oef_Component2OtherExpensesOverAssets	0.02%
Deferred Income Tax Expense	oef_Component3OtherExpensesOverAssets	0.29%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,339
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	349
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	605
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,339
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	oef_Component1OtherExpensesOverAssets	0.19%
Interest Expense	oef_Component2OtherExpensesOverAssets	0.02%
Deferred Income Tax Expense	oef_Component3OtherExpensesOverAssets	0.29%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	982
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,189
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	982
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,298
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,189
Invesco SteelPath MLP Select 40 Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.85%
Invesco SteelPath MLP Select 40 Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.57%
Performance Inception Date	oef_PerfInceptionDate	Jul. 14, 2011
Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.96%	[5]
Performance Inception Date	oef_PerfInceptionDate	May 24, 2019
Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.50%
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 2010
Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.45%	[5]
Performance Inception Date	oef_PerfInceptionDate	May 24, 2019
Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.56%
Performance Inception Date	oef_PerfInceptionDate	Jun. 28, 2013
Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	18.74%
Annual Return [Percent]	oef_AnnlRtrPct	(4.01%)
Annual Return [Percent]	oef_AnnlRtrPct	(11.80%)
Annual Return [Percent]	oef_AnnlRtrPct	9.12%
Annual Return [Percent]	oef_AnnlRtrPct	(25.19%)
Annual Return [Percent]	oef_AnnlRtrPct	39.40%
Annual Return [Percent]	oef_AnnlRtrPct	21.84%
Annual Return [Percent]	oef_AnnlRtrPct	22.49%
Annual Return [Percent]	oef_AnnlRtrPct	30.66%
Annual Return [Percent]	oef_AnnlRtrPct	8.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.60%
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 2010
Invesco SteelPath MLP Select 40 Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.37%
Invesco SteelPath MLP Select 40 Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.76%

[1]	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
[2]	“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability if any, is reflected each day in the Fund’s net asset value per share. An estimate of deferred income tax expense depends upon the Fund’s investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[4]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[5]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.